LOANS AND BORROWINGS - Schedule of movements of the Orbimed loan (Details) € in Thousands, $ in Millions		1 Months Ended		12 Months Ended
	Jan. 21, 2020 USD ($)	Jan. 31, 2020 EUR (€)	Jan. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Interest paid (cash flow)				€ (1,875)	€ (8,418)	€ (11,063)
Repayment		€ (50,100)	$ (55.6)	(50,088)	(31,406)	(15,137)
Orbimed advisors loan
Disclosure of detailed information about borrowings [line items]
Borrowings at the beginning of the period		€ 45,590	$ 51.1	45,590	72,502
Amortized costs (financial income and expenses)				449	11,254
Interest paid (cash flow)				(346)	(8,418)
Repayment	$ (51.0)			(46,140)	(31,406)
Revaluation loan				447	1,658
Borrowings at the end of the period				0	45,590	€ 72,502
- Current portion				0	45,590
- Non-current portion				€ 0	€ 0